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                           STI CLASSIC VARIABLE TRUST

                           INVESTMENT GRADE BOND FUND
                          LARGE CAP RELATIVE VALUE FUND
                           LARGE CAP VALUE EQUITY FUND
                               MID-CAP EQUITY FUND
                           SMALL CAP VALUE EQUITY FUND

                          SUPPLEMENT DATED MAY 31, 2006
                       TO THE PROSPECTUS DATED MAY 1, 2006

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING CHANGES TO THE FOLLOWING STI CLASSIC VARIABLE TRUST FUNDS' INVESTMENT STRATEGIES AND SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS.

-      INVESTMENT GRADE BOND FUND

Effective August 1, 2006 the Investment Grade Bond Fund will invest, under normal circumstances, at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

-      LARGE CAP RELATIVE VALUE FUND

Effective August 1, 2006 the Large Cap Relative Value Fund will invest, under normal circumstances, at least 80% of its net assets in large cap companies. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. This market capitalization range may change in the future.

-      LARGE CAP VALUE EQUITY FUND

Effective August 1, 2006 the Large Cap Value Equity Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. This market capitalization range may change in the future.

-      MID-CAP EQUITY FUND

Effective August 1, 2006 the Mid-Cap Equity Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers mid-cap companies to be companies with market capitalizations of $1 billion to $12 billion and companies in the Russell MidCap(R) Index. This market capitalization range may change in the future.

-      SMALL CAP VALUE EQUITY FUND

Effective August 1, 2006 the Small Cap Value Equity Fund will invest, under normal circumstances, at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers small cap companies to be companies with market capitalizations below $3 billion. This market capitalization range may change in the future.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.